Pension and severance plans (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 28,258
Fair value of plan assets at end of year	26,030	¥ 28,258
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	18,194	17,666
Service cost	1,182	1,167	¥ 927
Interest cost	171	188	180
Actuarial loss	2,375	832
Plan amendment		(190)
Benefits paid	(2,276)	(1,469)
Benefit obligation at end of year	19,646	18,194	17,666
Change in plan assets:
Fair value of plan assets at beginning of year	14,929	11,777
Actual return on plan assets	936	1,029
Employer contribution	625	3,167
Benefits paid	(1,167)	(1,044)
Fair value of plan assets at end of year	15,323	14,929	¥ 11,777
Funded status	¥ (4,323)	¥ (3,265)